Annual Total Returns- Transamerica Core Bond (Class I2) [BarChart] - Class I2 - Transamerica Core Bond - I2	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	7.44%	5.33%	(1.90%)	5.88%	1.03%	2.33%	3.67%	0.13%	8.66%	8.11%